Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Other Intangible Assets [Abstract]
Other Intangible Assets

Note H    Other Intangible Assets

The gross carrying amount and accumulated amortization of the Company's intangible asset subject to amortization at December 31, 2011 and 2010, is presented below.

	December 31, 2011		December 31, 2010
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
	(In thousands)
Deposit base intangible	$9,494	$(7,205)	$9,494	$(6,357)

	$9,494	$(7,205)	$9,494	$(6,357)

Intangible amortization expense related to the deposit base intangible for each of the years in the three-year period ended December 31, 2011, is presented below.

	Year Ended December 31
	2011	2010	2009
	(In thousands)
Intangible Amortization
Identified intangible assets
Deposit base	$847	$985	$1,259

The estimated annual amortization expense for the deposit base intangible determined using the straight line method in each of the five years subsequent to December 31, 2011, is as follows (in thousands): 2012, $788; 2013, $783; 2014, $718; and zero thereafter.